UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2015

	Shares	Value
COMMON STOCKS - 99.39%
Automobiles - 4.19%
General Motors Co.	300,000	$10,860,000
Banks - 8.90%
Bank of America Corp. (a)	672,000	11,712,960
JPMorgan Chase & Co. (a)	170,200	11,348,936
		23,061,896

Computers & Peripherals - 2.47%
Apple, Inc.	54,000	6,388,200
Construction & Engineering - 3.14%
Chicago Bridge & Iron Co. NV (b)	190,000	8,122,500
Construction Materials - 2.69%
CEMEX S.A.B. de C.V. - ADR	1,106,600	6,971,580
Consumer Finance - 3.39%
Ally Financial, Inc. (c)	440,000	8,782,400
Containers & Packaging - 3.50%
Owens- Illinois, Inc. (c)	470,000	9,066,300
Diversified Financial Services - 3.58%
Voya Financial, Inc. (a)	228,000	9,279,600
Electical Equipment - 3.28%
Eaton Corp PLC (b)	146,000	8,491,360
Health Care Providers & Services - 2.23%
Community Health Systems, Inc. (c)	200,000	5,788,000
Insurance - 15.41%
American International Group, Inc. (a)	153,000	9,727,740
Genworth Financial, Inc. (c)	1,800,000	9,090,000
Hartford Financial Services Group, Inc. (a)	226,000	10,314,640
MetLife, Inc. (a)	211,000	10,779,990
		39,912,370

Internet Software & Services - 1.01%
Alphabet, Inc.	3,519	2,613,209
Machinery - 3.00%
Terex Corp.	380,000	7,782,400
Media - 3.84%
Viacom Inc. - Class B	200,000	9,958,000
Multiline Retail - 2.46%
Macy's, Inc.	163,000	6,370,040
Oil, Gas & Consumable Fuels - 12.28%
BP PLC - ADR	80,000	2,768,000
Chesapeake Energy Corp.	770,000	4,057,900
PBF Energy, Inc.	300,000	12,147,000
Southwestern Energy Co. (c)	690,000	6,216,900
Ultra Petroleum Corp. (b)(c)	1,655,000	6,636,550
		31,826,350

Paper & Forest Products - 3.07%
International Paper Co.		190,000	7,947,700
Pharmaceuticals - 2.91%
Teva Pharmaceutical Industries Ltd.- ADR (a)		120,000	7,551,600
Software - 1.13%
Symantec Corp.		150,000	2,937,000
Specialty Retail - 5.00%
Abercrombie & Fitch Co.		506,400	12,948,648
Technology Hardware, Storage & Peripherals - 11.91%
Hewlett-Packard Enterprise Co. (c)		632,000	9,391,520
NCR Corp. (c)		407,000	11,033,770
NetApp, Inc.		340,000	10,424,400
			30,849,690

TOTAL COMMON STOCKS (Cost $263,015,305)			257,508,843

SHORT-TERM INVESTMENTS - 0.32%
Money Market Fund - 0.32%
Fidelity Institutional Government Portfolio		819,766	819,766
TOTAL SHORT-TERM INVESTMENTS (Cost $819,766)			819,766

Total Investments (Cost $263,835,071) - 99.71%			258,328,609
Other Assets in Excess of Liabilities - 0.29%			746,287
TOTAL NET ASSETS - 100.00%			$259,074,896

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Foreign issued security.
(c)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2015 (Unaudited)

	Contracts	Value
Call Options
Abercrombie & Fitch Co.
Expiration: December, 2015, Exercise Price: $25.00	(300)	$(42,000)
Expiration: January, 2016, Exercise Price: $26.00	(500)	(69,000)
Expiration: January, 2016, Exercise Price: $28.00	(118)	(9,204)
PBF Energy, Inc.
Expiration: December, 2015, Exercise Price: $35.00	(400)	(230,000)
Expiration: December, 2015, Exercise Price: $40.00	(200)	(38,500)
Expiration: January, 2016, Exercise Price: $35.00	(600)	(375,000)
		(763,704)
Put Options
Alphabet, Inc.
Expiration: January, 2016, Exercise Price: $625.00	(35)	(3,290)
		(3,290)
Total Options Written (Premiums received $317,249)		$(766,994)

Snow Capital Opportunity Fund
Schedule of Securites Sold Short
November 30, 2015 (Unaudited)

Securities Sold Short	Shares	Value
Adobe Systems, Inc.	(10,090)	$(922,831)
Alnylam Pharmaceuticals, Inc.	(9,070)	(943,824)
A.O. Smith Co.	(12,180)	(971,477)
AT&T, Inc.	(28,560)	(961,615)
Bristol-Myers Squibb Co.	(13,720)	(919,377)
Brown-Forman Corp.	(9,120)	(935,165)
Church & Dwight Co., Inc.	(10,860)	(931,462)
Concho Resources, Inc.	(8,820)	(965,261)
Delphi Automotive PLC	(10,800)	(949,104)
DexCom, Inc.	(10,790)	(917,366)
Diamondback Energy, Inc.	(12,010)	(937,020)
Domino's Pizza, Inc.	(8,790)	(944,661)
DTE Energy Co.	(11,910)	(958,636)
Gartner, Inc.	(10,280)	(959,124)
J.M. Smucker Co.	(7,600)	(921,044)
Kraft-Heinz Co.	(12,640)	(931,442)
Level 3 Communications, Inc.	(18,790)	(955,096)
Lowe's Copamnies, Inc.	(12,280)	(940,648)
Masco Corp.	(31,560)	(943,960)
McDonald's Corp.	(8,170)	(932,687)
Morgan Stanlety	(26,910)	(923,013)
MSCI, Inc.	(13,520)	(948,022)
PG&E Corp.	(18,090)	(953,886)
Phillips 66	(10,290)	(941,844)
Pioneer Natural Resources Co.	(6,610)	(956,797)
Prologis, Inc.	(21,590)	(922,972)
Raytheon Co.	(7,660)	(950,070)
Red Hat, Inc.	(11,570)	(941,914)
Roper Technologies, Inc.	(5,140)	(994,539)
ServiceNow, Inc.	(11,720)	(1,019,757)
State Street Corp.	(12,940)	(939,185)
Valspar Corp.	(11,820)	(998,672)
Vertex Pharmaceuticals, Inc.	(7,670)	(992,191)
W.R. Grace & Co.	(9,740)	(956,663)
Total for Securities Sold Short (Proceeds: $32,171,276)		$(32,281,325)

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$263,835,071
Gross unrealized appreciaition- Short Sales	$165,343
Gross unrealized appreciation - Equities	33,317,615
Gross unrealized appreciation - Options	82,079
Gross unrealized depreciaition- Short Sales	(275,392)
Gross unrealized depreciation - Equities	(38,824,077)
Gross unrealized depreciation - Options	(531,824)
Net unrealized depreciation	$(6,066,256)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$257,508,843	$-	$-	$257,508,843
Total Equity	257,508,843	-	-	257,508,843

Short-Term Investments	$819,766	-	-	$819,766

Total Investments in Securities	$258,328,609	$-	$-	$258,328,609

Liabilities;
Securities Sold Short	$(32,281,325)	-	-	$(32,281,325)
Written Options	(123,494)	(643,500)	-	(766,994)
				$(33,048,319)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$766,994

Total		$-		$766,994
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through November 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$688,793	$688,793
Total	$-	$688,793	$688,793

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$(578,074)	$(578,074)
Total	$-	$(578,074)	$(578,074)

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2015

	Shares	Value
COMMON STOCKS - 97.45%
Aerospace & Defense - 4.10%
Ducommun, Inc. (a)	2,075	$34,736
Triumph Group, Inc.	76,600	3,067,830
		3,102,566

Air Freight & Logistics - 3.06%
Atlas Air Worldwide Holdings, Inc. (a)	55,923	2,310,738
Banks - 13.06%
First Commonwealth Financial Corp.	137,430	1,352,311
First Niagara Financial Group, Inc.	170,597	1,839,036
FNB Corp.	112,459	1,632,905
OFG Bancorp (b)	332,700	2,781,371
TCF Financial Corp.	71,945	1,102,197
The Bancorp, Inc. (a)	152,637	1,172,252
		9,880,072

Capital Markets - 1.28%
FBR & Co.	29,281	619,586
Manning & Napier, Inc.	37,635	344,737
		964,323

Chemicals - 1.39%
American Vanguard Corp.	30,000	472,800
LSB Industries, Inc. (a)	81,423	578,918
		1,051,718

Commercial Services & Supplies - 2.61%
ACCO Brands Corp. (a)	256,200	1,977,864
Communications Equipment - 1.34%
Black Box Corp.	89,913	1,016,916
Consumer Finance - 4.67%
Green Dot Corp. (a)	210,105	3,533,966
Distributors - 0.61%
VOXX International Corp. (a)	79,700	457,478
Electronic Equipment, Instruments & Components - 5.38%
Orbotech Ltd. (a)(b)	44,355	906,173
OSI Systems, Inc. (a)	33,757	3,160,667
		4,066,840

Energy Equipment & Services - 4.09%
Carbo Ceramics, Inc.	86,721	1,616,479
Tidewater, Inc.	155,000	1,474,050
		3,090,529

Food & Staples Retailing - 1.98%
The Andersons, Inc.	43,500	1,499,445
Food Products - 1.59%
Omega Protein Corp. (a)	49,000	1,204,420
Health Care Equipment & Supplies - 7.76%
Analogic Corp.	31,620	2,641,851
Integra LifeSciences Holdings Corp. (a)	51,500	3,229,565
		5,871,416

Health Care Providers & Services - 5.29%
Community Health Systems, Inc. (a)	95,035	2,750,313
Kindred Healthcare, Inc.	94,000	1,254,900
		4,005,213

Hotels, Restaurants & Leisure - 0.29%
Brinker International, Inc.	4,800	218,976
Household Durables - 1.48%
SodaStream International Ltd. (a)(b)	77,229	1,120,593
Insurance - 2.93%
American Equity Investment Life Holding Co.	16,200	434,322
FBL Financial Group, Inc.	12,500	854,000
Selective Insurance Group, Inc.	26,950	930,045
		2,218,367

Machinery - 6.93%
Actuant Corp.	36,000	891,360
Crane Co.	40,250	2,093,806
Hyster-Yale Materials Handling, Inc.	16,100	931,063
L.B. Foster Co.	107,167	1,328,871
		5,245,100

Multiline Retail - 1.62%
Big Lots, Inc.	27,234	1,225,258
Oil, Gas & Consumable Fuels - 4.89%
PBF Energy, Inc.	69,000	2,793,810
Stone Energy Corp. (a)	124,000	903,960
		3,697,770

Professional Services - 2.66%
Acacia Research Corp.	340,335	2,011,380
Software - 2.53%
OpenText Corp. (b)	39,500	1,913,775
Specialty Retail - 5.01%
Abercrombie & Fitch Co.	113,000	2,889,409
Genesco, Inc. (a)	16,600	899,056
		3,788,465

Technology Hardware, Storage & Peripherals - 3.65%
NCR Corp. (a)	30,000	813,300
Silicon Graphics International Corp. (a)	332,932	1,950,982
		2,764,282

Trading Companies & Distributors - 2.53%
DXP Enterprises, Inc. (a)	28,700	939,925
Titan Machinery, Inc. (a)	77,490	974,049
		1,913,974

Transportation Infrastructure - 4.72%
Wesco Aircraft Holdings, Inc. (a)	266,645	3,567,710
TOTAL COMMON STOCKS (Cost $78,750,588)		$73,719,154

Real Estate Investment Trusts - 2.03%
Highwoods Properties, Inc.	35,280	1,536,797
TOTAL REITS (Cost $1,314,084)		$1,536,797

MONEY MARKET FUNDS - 0.70%
Money Market Fund - 0.70%
Fidelity Institutional Government Portfolio	532,679	532,679
TOTAL MONEY MARKET FUNDS (Cost $532,679)		532,679

Total Investments (Cost $80,597,351) - 100.18%		75,788,630
Liabilities in Excess of Other Assets - (0.18)%		(138,968)
TOTAL NET ASSETS - 100.00%		$75,649,662

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued securities.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

November 30, 2015 (Unaudited)

Cost of investments	$80,597,351
Gross unrealized appreciation	8,165,994
Gross unrealized depreciation	(12,974,715)
Net unrealized depreciation	$(4,808,721)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*$73,719,154		$-	$-	$73,719,154
Real Estate Investment Trusts	1,536,797			1,536,797
Total Equity	75,255,951	-	-	75,255,951

Short-Term Investments	532,679	-	-	532,679

Total Investments in Securities	$75,788,630	$-	$-	$75,788,630

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date January 20, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date January 20, 2016

* Print the name and title of each signing officer under his or her signature.